Bank credit lines and loan facilities (Tables)	3 Months Ended
Mar. 31, 2012
Outstanding bank credit lines and loan facilities
Bank credit lines and loan facilities outstanding as at March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Less than one year	$20,000	-
More than one year	-	-
	$20,000	-